Fair value measurement	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 21 Fair value measurement

a) Valuation principles

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels in accordance with IFRS. The fair value hierarchy is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which an instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

–Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;

–Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or

–Level 3 – valuation techniques for which significant inputs are not based on observable market data.

Fair values are determined using quoted prices in active markets for identical assets or liabilities, where available. Where the market for a financial instrument or non-financial asset or liability is not active, fair value is established using a valuation technique, including pricing models. Valuation adjustments may be made to allow for additional factors, including model, liquidity, credit and funding risks, which are not explicitly captured within the valuation technique, but which would nevertheless be considered by market participants when establishing a price. The limitations inherent in a particular valuation technique are considered in the determination of the classification of an asset or liability within the fair value hierarchy. Generally, the unit of account for a financial instrument is the individual instrument, and UBS applies valuation adjustments at an individual instrument level, consistent with that unit of account. However, if certain conditions are met, UBS may estimate the fair value of a portfolio of financial assets and liabilities with substantially similar and offsetting risk exposures on the basis of the net open risks.

›Refer to Note 21d for more information

b) Valuation governance

UBS’s fair value measurement and model governance framework includes numerous controls and other procedural safeguards that are intended to maximize the quality of fair value measurements reported in the financial statements. New products and valuation techniques must be reviewed and approved by key stakeholders from the risk and finance control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value resides with the business divisions.

Fair value estimates are validated by the risk and finance control functions, which are independent of the business divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value estimates with observable market prices and other independent sources. A governance framework and associated controls are in place in order to monitor the quality of third-party pricing sources where used. For instruments where valuation models are used to determine fair value, independent valuation and model control groups within Finance and Risk Control evaluate UBS’s models on a regular basis, including valuation and model input parameters, as well as pricing. As a result of the valuation controls employed, valuation adjustments may be made to the business divisions’ estimates of fair value to align with independent market data and the relevant accounting standard.

›Refer to Note 21d for more information

c) Fair value hierarchy

The table below provides the fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value. The narrative that follows describes valuation techniques used in measuring their fair value of different product types (including significant valuation inputs and assumptions used), and the factors considered in determining their classification within the fair value hierarchy.

Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	107,507	15,553	2,337	125,397	113,634	12,068	1,812	127,514
of which:
Equity instruments	90,307	1,101	171	91,579	96,161	400	226	96,787
Government bills / bonds	9,028	2,207	10	11,245	9,630	1,770	64	11,464
Investment fund units	7,374	1,794	23	9,192	7,088	1,729	50	8,867
Corporate and municipal bonds	789	8,356	817	9,961	755	6,617	542	7,914
Loans	0	1,860	1,134	2,995	0	1,180	791	1,971
Asset-backed securities	8	236	181	425	0	372	140	512

Derivative financial instruments	795	157,068	1,754	159,617	356	120,222	1,264	121,841
of which:
Foreign exchange contracts	319	68,424	5	68,749	240	52,227	8	52,474
Interest rate contracts	0	50,353	537	50,890	6	42,288	263	42,558
Equity / index contracts	0	33,990	853	34,842	7	22,220	597	22,825
Credit derivative contracts	0	2,008	350	2,358	0	1,612	394	2,007
Commodity contracts	0	2,211	6	2,217	0	1,820	0	1,821

Brokerage receivables	0	24,659	0	24,659	0	18,007	0	18,007

Financial assets at fair value not held for trading	40,986	35,435	3,942	80,364	40,608	39,373	3,963	83,944
of which:
Financial assets for unit-linked investment contracts	20,628	101	2	20,731	27,568	118	0	27,686
Corporate and municipal bonds	290	16,957	372	17,619	653	18,732	0	19,385
Government bills / bonds	19,704	3,593	0	23,297	12,089	3,700	0	15,790
Loans	0	7,699	862	8,561	0	10,206	1,231	11,438
Securities financing transactions	0	6,629	122	6,751	0	6,148	147	6,294
Auction rate securities	0	0	1,527	1,527	0	0	1,536	1,536
Investment fund units	278	447	105	831	194	448	98	740
Equity instruments	86	0	544	631	103	4	452	559
Other	0	10	408	418	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,144	7,114	0	8,258	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,624	0	6,624	0	3,955	0	3,955
Government bills / bonds	1,103	47	0	1,150	1,859	16	0	1,875
Corporate and municipal bonds	40	444	0	485	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	6,264	0	0	6,264	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	1	245	246	0	0	199	199

Total assets measured at fair value	156,696	239,831	8,278	404,805	161,101	194,110	7,237	362,448

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,888	6,652	55	33,595	25,791	4,726	75	30,591
of which:
Equity instruments	22,519	425	40	22,985	22,526	149	59	22,734
Corporate and municipal bonds	31	4,048	9	4,089	40	3,606	16	3,661
Government bills / bonds	3,642	1,036	0	4,678	2,820	646	0	3,466
Investment fund units	696	1,127	5	1,828	404	294	0	698

Derivative financial instruments	746	156,884	3,471	161,102	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	316	70,149	61	70,527	248	53,705	60	54,013
Interest rate contracts	0	43,389	527	43,916	7	36,434	130	36,571
Equity / index contracts	0	38,870	2,306	41,176	3	24,171	1,293	25,468
Credit derivative contracts	0	2,403	528	2,931	0	2,448	512	2,960
Commodity contracts	0	2,003	24	2,027	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	38,742	0	38,742	0	37,233	0	37,233

Debt issued designated at fair value	0	50,273	10,970	61,243	0	56,943	9,866	66,809

Other financial liabilities designated at fair value	0	29,671	716	30,387	0	35,119	822	35,940
of which:
Financial liabilities related to unit-linked investment contracts	0	20,975	0	20,975	0	28,145	0	28,145
Securities financing transactions	0	7,317	0	7,317	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,363	697	2,060	0	1,231	791	2,022

Total liabilities measured at fair value	27,635	282,222	15,212	325,069	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques

UBS uses widely recognized valuation techniques for determining the fair value of financial and non-financial instruments that are not actively traded and quoted. The most frequently applied valuation techniques include discounted value of expected cash flows, relative value and option pricing methodologies.

Discounted value of expected cash flows is a valuation technique that measures fair value using estimated expected future cash flows from assets or liabilities and then discounts these cash flows using a discount rate or discount margin that reflects the credit and / or funding spreads required by the market for instruments with similar risk and liquidity profiles to produce a present value. When using such valuation techniques, expected future cash flows are estimated using an observed or implied market price for the future cash flows or by using industry standard cash flow projection models. The discount factors within the calculation are generated using industry-standard yield curve modeling techniques and models.

Relative value models measure fair value based on the market prices of equivalent or comparable assets or liabilities, making adjustments for differences between the characteristics of the observed instrument and the instrument being valued.

Option pricing models incorporate assumptions regarding the behavior of future price movements of an underlying referenced asset or assets to generate a probability-weighted future expected payoff for the option. The resulting probability-weighted expected payoff is then discounted using discount factors generated from industry-standard yield curve modeling techniques and models. The option pricing model may be implemented using a closed-form analytical formula or other mathematical techniques (e.g., binomial tree or Monte Carlo simulation).

Where available, valuation techniques use market-observable assumptions and inputs. If such data is not available, inputs may be derived by reference to similar assets in active markets, from recent prices for comparable transactions or from other observable market data. In such cases, the inputs selected are based on historical experience and practice for similar or analogous instruments, derivation of input levels based on similar products with observable price levels, and knowledge of current market conditions and valuation approaches.

For more complex instruments, fair values may be estimated using a combination of observed transaction prices, consensus pricing services and relevant quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided by consensus pricing services. UBS also uses internally developed models, which are typically based on valuation methods and techniques recognized as standard within the industry. Assumptions and inputs used in valuation techniques include benchmark interest rate curves, credit and funding spreads used in estimating discount rates, bond and equity prices, equity index prices, foreign exchange rates, levels of market volatility and correlation. Refer to Note 21f for more information. The discount curves used by the Group incorporate the funding and credit characteristics of the instruments to which they are applied.

Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy

Product

Valuation and classification in the fair value hierarchy

Government bills and bonds

Valuation

–Generally valued using prices obtained directly from the market.

–Instruments not priced directly using active-market data are valued using discounted cash flow valuation techniques that incorporate market data for similar government instruments.

Fair value hierarchy

–Generally traded in active markets with prices that can be obtained directly from these markets, resulting in classification as Level 1, while the remaining positions are classified as Level 2 and Level 3.

Corporate and municipal bonds

Valuation

–Generally valued using prices obtained directly from the market for the security, or similar securities, adjusted for seniority, maturity and liquidity.

–When prices are not available, instruments are valued using discounted cash flow valuation techniques incorporating the credit spread of the issuer or similar issuers.

–For convertible bonds without directly comparable prices, issuances may be priced using a convertible bond model.

Fair value hierarchy

–Generally classified as Level 1 or Level 2, depending on the depth of trading activity behind price sources.

–Level 3 instruments have no suitable pricing information available.

Traded loans and loans measured at fair value

Valuation

–Valued directly using market prices that reflect recent transactions or quoted dealer prices, where available.

–Where no market price data is available, loans are valued by relative value benchmarking using pricing derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default swap valuation technique, which requires inputs for credit spreads, credit recovery rates and interest rates. Recently originated commercial real estate loans are measured using a securitization approach based on rating agency guidelines.

Fair value hierarchy

–Instruments with suitably deep and liquid pricing information are classified as Level 2.

–Positions requiring the use of valuation techniques, or for which the price sources have insufficient trading depth, are classified as Level 3.

Product

Valuation and classification in the fair value hierarchy

Investment fund units

Valuation

–Predominantly exchange-traded, with readily available quoted prices in liquid markets.

–Where market prices are not available, fair value may be measured using net asset values (NAVs).

Fair value hierarchy

–Listed units are classified as Level 1, provided there is sufficient trading activity to justify active-market classification, while other positions are classified as Level 2.

–Positions for which NAVs are not available are classified as Level 3.

Asset-backed securities (ABS)

Valuation

–For liquid securities, the valuation process will use trade and price data, updated for movements in market levels between the time of trading and the time of valuation. Less liquid instruments are measured using discounted expected cash flows incorporating price data for instruments or indices with similar risk profiles.

Fair value hierarchy

–RMBS, CMBS and other ABS are generally classified as Level 2. However, if significant inputs are unobservable, or if market or fundamental data is not available, they are classified as Level 3.

Auction rate securities (ARS)

Valuation

–Effective from the fourth quarter of 2020, ARS are valued utilizing a discounted cash flow methodology. The model captures interest rate risk emanating from the note coupon, credit risk attributable to the underlying closed-end fund investments, liquidity risk as a function of the level of trading volume in these positions, and extension risk as ARS are perpetual instruments that require an assumption regarding their maturity or issuer redemption date.

–Previously, ARS were valued using market prices that reflected recent transactions after applying an adjustment for trade size or quoted dealer prices, where available. However, due to significant deterioration in the volume and size of transactions in relevant ARS markets following the outbreak of the COVID-19 pandemic, a model-based approach provides a superior indication of orderly exit prices until such time as markets re-develop.

Fair value hierarchy

–Granular and liquid pricing information is generally not available for ARS. As a result, these securities are classified as Level 3.

Equity instruments

Valuation

–Listed equity instruments are generally valued using prices obtained directly from the market.

–Unlisted equity holdings, including private equity positions, are initially marked at their transaction price and are revalued when reliable evidence of price movement becomes available or when the position is deemed to be impaired.

Fair value hierarchy

–The majority of equity securities are actively traded on public stock exchanges where quoted prices are readily and regularly available, resulting in Level 1 classification.

Financial assets for unit-linked investment contracts

Valuation

–The majority of assets are listed on exchanges and fair values are determined using quoted prices.

Fair value hierarchy

–Most assets are classified as Level 1 if actively traded, or Level 2 if trading is not active.

–Instruments for which prices are not readily available are classified as Level 3.

Securities financing transactions

Valuation

–These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant to the collateral eligibility terms.

Fair value hierarchy

–Collateral funding curves for these instruments are generally observable and, as a result, these positions are classified as Level 2.

–Where the collateral terms are non-standard, the funding curve may be considered unobservable and these positions are classified as Level 3.

Brokerage receivables and payables

Valuation

–Fair value is determined based on the value of the underlying balances.

Fair value hierarchy

–Due to their on-demand nature, these receivables and payables are deemed as Level 2.

Amounts due under unit-linked investment contracts

Valuation

–The fair values of investment contract liabilities are determined by reference to the fair value of the corresponding assets.

Fair value hierarchy

–The liabilities themselves are not actively traded, but are mainly referenced to instruments that are actively traded and are therefore classified as Level 2.

Derivative instruments: valuation and classification in the fair value hierarchy

The curves used for discounting expected cash flows in the valuation of collateralized derivatives reflect the funding terms associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ across counterparties with respect to the eligible currency and interest terms of the collateral. The majority of collateralized derivatives are measured using a discount curve that is based on funding rates derived from overnight interest in the cheapest eligible currency for the respective counterparty collateral agreement.

Uncollateralized and partially collateralized derivatives are discounted using the LIBOR (or equivalent) curve for the currency of the instrument. As described in Note 21d, the fair value of uncollateralized and partially collateralized derivatives is then adjusted by credit valuation adjustments (CVAs), debit valuation adjustments (DVAs) and funding valuation adjustment (FVAs), as applicable, to reflect an estimation of the effect of counterparty credit risk, UBS’s own credit risk, and funding costs and benefits.

›Refer to Note 10 for more information about derivative instruments

Derivative product

Valuation and classification in the fair value hierarchy

Interest rate contracts

Valuation

–Interest rate swap contracts are valued by estimating future interest cash flows and discounting those cash flows using a rate that reflects the appropriate funding rate for the position being measured. The yield curves used to estimate future index levels and discount rates are generated using market-standard yield curve models using interest rates associated with current market activity. The key inputs to the models are interest rate swap rates, forward rate agreement rates, short-term interest rate futures prices, basis swap spreads and inflation swap rates.

–Interest rate option contracts are valued using various market-standard option models, using inputs that include interest rate yield curves, inflation curves, volatilities and correlations.

–When the maturity of an interest rate swap or option contract exceeds the term for which standard market quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the last observable point using standard assumptions or by reference to another observable comparable input parameter to represent a suitable proxy for that portion of the term.

Fair value hierarchy

–The majority of interest rate swaps are classified as Level 2 as the standard market contracts that form the inputs for yield curve models are generally traded in active and observable markets.

–Options are generally treated as Level 2 as the calibration process enables the model output to be validated to active-market levels. Models calibrated in this way are then used to revalue the portfolio of both standard options and more exotic products.

–Interest rate swap or option contracts are classified as Level 3 when the terms exceed standard market-observable quotes.

–Exotic options for which appropriate volatility or correlation input levels cannot be implied from observable market data are classified as Level 3.

Credit derivative contracts

Valuation

–Credit derivative contracts are valued using industry-standard models based primarily on market credit spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of the reference cash bond.

–Asset-backed credit derivatives are valued using a valuation technique similar to that of the underlying security with an adjustment to reflect the funding differences between cash and synthetic form.

Fair value hierarchy

–Single-entity and portfolio credit derivative contracts are classified as Level 2 when credit spreads and recovery rates are determined from actively traded observable market data. Where the underlying reference name(s) are not actively traded and the correlation cannot be directly mapped to actively traded tranche instruments, these contracts are classified as Level 3.

–Asset-backed credit derivatives follow the characteristics of the underlying security and are therefore distributed across Level 2 and Level 3.

Derivative product

Valuation and classification in the fair value hierarchy

Foreign exchange contracts

Valuation

–Open spot FX contracts are valued using the FX spot rate observed in the market.

–Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources.

–OTC FX option contracts are valued using market-standard option valuation models. The models used for shorter-dated options (i.e., maturities of five years or less) tend to be different than those used for longer-dated options because the models needed for longer-dated OTC FX contracts require additional consideration of interest rate and FX rate interdependency.

–The valuation for multi-dimensional FX options uses a multi-local volatility model, which is calibrated to the observed FX volatilities for all relevant FX pairs.

Fair value hierarchy

–The markets for FX spot and FX forward pricing points are both actively traded and observable and therefore such FX contracts are generally classified as Level 2.

–A significant proportion of OTC FX option contracts are classified as Level 2 as inputs are derived mostly from standard market contracts traded in active and observable markets.

–OTC FX option contracts classified as Level 3 include multi-dimensional FX options and long-dated FX exotic option contracts where there is no active market from which to derive volatility or correlation inputs.

Equity / index contracts

Valuation

–Equity forward contracts have a single stock or index underlying and are valued using market-standard models. The key inputs to the models are stock prices, estimated dividend rates and equity funding rates (which are implied from prices of forward contracts observed in the market). Estimated cash flows are then discounted using market-standard discounted cash flow models using a rate that reflects the appropriate funding rate for that portion of the portfolio. When no market data is available for the instrument maturity, they are valued by extrapolation of available data, use of historical dividend data, or use of data for a related equity.

–Equity option contracts are valued using market-standard models that estimate the equity forward level as described for equity forward contracts and incorporate inputs for stock volatility and for correlation between stocks within a basket. The probability-weighted expected option payoff generated is then discounted using market-standard discounted cash flow models applying a rate that reflects the appropriate funding rate for that portion of the portfolio. When volatility, forward or correlation inputs are not available, they are valued using extrapolation of available data, historical dividend, correlation or volatility data, or the equivalent data for a related equity.

Fair value hierarchy

–As inputs are derived mostly from standard market contracts traded in active and observable markets, a significant proportion of equity forward contracts are classified as Level 2.

–Equity option positions for which inputs are derived from standard market contracts traded in active and observable markets are also classified as Level 2. Level 3 positions are those for which volatility, forward or correlation inputs are not observable.

Commodity contracts

Valuation

–Commodity forward and swap contracts are measured using market-standard models that use market forward levels on standard instruments.

–Commodity option contracts are measured using market-standard option models that estimate the commodity forward level as described for commodity forward and swap contracts, incorporating inputs for the volatility of the underlying index or commodity. For commodity options on baskets of commodities or bespoke commodity indices, the valuation technique also incorporates inputs for the correlation between different commodities or commodity indices.

Fair value hierarchy

–Individual commodity contracts are typically classified as Level 2, because active forward and volatility market data is available.

d) Valuation adjustments

The output of a valuation technique is always an estimate of a fair value that cannot be measured with complete certainty. As a result, valuations are adjusted, where appropriate and when such factors would be considered by market participants in estimating fair value, to reflect close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors.

Deferred day-1 profit or loss reserves

For new transactions where the valuation technique used to measure fair value requires significant inputs that are not based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using a valuation technique, where any such difference is deferred and not initially recognized in the income statement.

Deferred day-1 profit or loss is generally released into Other net income from financial instruments measured at fair value through profit or loss when pricing of equivalent products or the underlying parameters becomes observable or when the transaction is closed out.

The table below summarizes the changes in deferred day-1 profit or loss reserves during the respective period.

Deferred day-1 profit or loss reserves
USD million	2020	2019	2018
Reserve balance at the beginning of the year	146	255	338
Profit / (loss) deferred on new transactions	362	171	341
(Profit) / loss recognized in the income statement	(238)	(278)	(417)
Foreign currency translation	0	(2)	(6)
Reserve balance at the end of the year	269	146	255

Own credit

Own credit risk is reflected in the valuation of UBS’s fair value option liabilities where this component is considered relevant for valuation purposes by UBS’s counterparties and other market participants.

Changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings, with no reclassification to the income statement in future periods. This presentation does not create or increase an accounting mismatch in the income statement, as the Group does not hedge changes in own credit.

Own credit is estimated using own credit adjustment (OCA) curves, which incorporate observable market data, including market-observed secondary prices for UBS’s debt, UBS’s credit default swap spreads and debt curves of peers. In the table below the change in unrealized own credit consists of changes in fair value that are attributable to the change in UBS’s credit spreads, as well as the effect of changes in fair values attributable to factors other than credit spreads, such as redemptions, effects from time decay and changes in interest and other market rates. Realized own credit is recognized when an instrument with an associated unrealized own credit adjustment is repurchased prior to the contractual maturity date. Life-to-date amounts reflect the cumulative unrealized change since initial recognition.

›Refer to Note 16 for more information about debt issued designated at fair value

Own credit adjustments on financial liabilities designated at fair value
	Included in Other comprehensive income
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Recognized during the period:
Realized gain / (loss)	2	8	(3)
Unrealized gain / (loss)	(295)	(408)	519
Total gain / (loss), before tax	(293)	(400)	517

	As of
USD million	31.12.20	31.12.19	31.12.18
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(381)	(88)	320

Credit valuation adjustments

In order to measure the fair value of OTC derivative instruments, including funded derivative instruments that are classified as Financial assets at fair value not held for trading, CVAs are necessary to reflect the credit risk of the counterparty inherent in these instruments. This amount represents the estimated fair value of protection required to hedge the counterparty credit risk of such instruments. A CVA is determined for each counterparty, considering all exposures with that counterparty, and is dependent on the expected future value of exposures, default probabilities and recovery rates, applicable collateral or netting arrangements, break clauses, funding spreads and other contractual factors.

Funding valuation adjustments

FVAs reflect the costs and benefits of funding associated with uncollateralized and partially collateralized derivative receivables and payables and are calculated as the valuation effect from moving the discounting of the uncollateralized derivative cash flows from LIBOR to OCA using the CVA framework, including the probability of counterparty default. An FVA is also applied to collateralized derivative assets in cases where the collateral cannot be sold or repledged.

Debit valuation adjustments

A DVA is estimated to incorporate own credit in the valuation of derivatives where an FVA is not already recognized. The DVA calculation is effectively consistent with the CVA framework, being determined for each counterparty, considering all exposures with that counterparty and taking into account collateral netting agreements, expected future mark-to-market movements and UBS’s credit default spreads.

Other valuation adjustments

Instruments that are measured as part of a portfolio of combined long and short positions are valued at mid-market levels to ensure consistent valuation of the long- and short-component risks. A liquidity valuation adjustment is then made to the overall net long or short exposure to move the fair value to bid or offer as appropriate, reflecting current levels of market liquidity. The bid–offer spreads used in the calculation of this valuation adjustment are obtained from market transactions and other relevant sources and are updated periodically.

Uncertainties associated with the use of model-based valuations are incorporated into the measurement of fair value through the use of model reserves. These reserves reflect the amounts that the Group estimates should be deducted from valuations produced directly by models to incorporate uncertainties in the relevant modeling assumptions, in the model and market inputs used, or in the calibration of the model output to adjust for known model deficiencies. In arriving at these estimates, the Group considers a range of market practices, including how it believes market participants would assess these uncertainties. Model reserves are reassessed periodically in light of data from market transactions, consensus pricing services and other relevant sources.

Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.20	31.12.19
Credit valuation adjustments[1]	(66)	(48)
Funding valuation adjustments[2]	(73)	(93)
Debit valuation adjustments	0	1
Other valuation adjustments	(820)	(566)
of which: liquidity	(340)	(300)
of which: model uncertainty	(479)	(266)
1 Amounts do not include reserves against defaulted counterparties. 2 Includes FVAs on structured financing transactions of USD 6 million as of 31 December 2020 and USD 43 million as of 31 December 2019.

e) Transfers between Level 1 and Level 2

The amounts disclosed in this section reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets and liabilities transferred from Level 2 to Level 1 during 2020 were not material. Assets and liabilities transferred from Level 1 to Level 2 during 2020 were also not material.

f) Level 3 instruments: valuation techniques and inputs

The table below presents material Level 3 assets and liabilities, together with the valuation techniques used to measure fair value, the inputs used in a given valuation technique that are considered significant as of 31 December 2020 and unobservable, and a range of values for those unobservable inputs.

The range of values represents the highest- and lowest-level inputs used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input or an assessment of the reasonableness of the Group’s estimates and assumptions, but rather the different underlying characteristics of the relevant assets and liabilities held by the Group. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each balance sheet date. Furthermore, the ranges of unobservable inputs may differ across other financial institutions, reflecting the diversity of the products in each firm’s inventory.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			11.0	9.9
Other financial liabilities designated at fair value			0.7	0.8	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Significant unobservable inputs in Level 3 positions

This section discusses the significant unobservable inputs used in the valuation of Level 3 instruments and assesses the potential effect that a change in each unobservable input in isolation may have on a fair value measurement. Relationships between observable and unobservable inputs have not been included in the summary below.

Input

Description

Bond price equivalent

–Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to LIBOR).

–For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.

–For credit derivatives, the bond price range represents the range of prices used for reference instruments, which are typically converted to an equivalent yield or credit spread as part of the valuation process.

Loan price equivalent

–Where market prices are not available for a traded loan, fair value is measured by comparison with observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment, collateral quality, maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield. The range represents the range of prices derived from reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are distressed to the point that no recovery is expected, while a current price of 100 represents a loan that is expected to be repaid in full.

Credit spread

–Valuation models for many credit derivatives require an input for the credit spread, which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted in relation to the yield on a benchmark security or reference rate, typically either US Treasury or LIBOR, and is generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by credit default swaps and other credit derivative products. The income statement effect from such changes depends on the nature and direction of the positions held. Credit spreads may be negative where the asset is more creditworthy than the benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of the highest quality (e.g., approximating the risk of LIBOR) and the upper end of the range representing greater levels of credit risk.

Discount margin

–The discount margin (DM) spread represents the discount rates applied to present value cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top of a floating index (e.g., LIBOR) to discount expected cash flows. Generally, a decrease / (increase) in the DM in isolation would result in a higher / (lower) fair value.

–The high end of the range relates to securities that are priced low within the market relative to the expected cash flow schedule. This indicates that the market is pricing an increased risk of credit loss into the security that is greater than what is being captured by the expected cash flow generation process. The low ends of the ranges are typical of funding rates on better-quality instruments.

Funding spread

–Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but provide an estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points over or under LIBOR, and if funding spreads widen, this increases the effect of discounting.

–A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.

Volatility

–Volatility measures the variability of future prices for a particular instrument and is generally expressed as a percentage, where a higher number reflects a more volatile instrument, for which future price movements are more likely to occur. Volatility is a key input into option models, where it is used to derive a probability-based distribution of future prices for the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile” or “skew”, which represents the effect of pricing options of different option strikes at different implied volatility levels.

–Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities.

Input

Description

Correlation

–Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between –100% and +100%, where +100% represents perfectly correlated variables (meaning a movement of one variable is associated with a movement of the other variable in the same direction) and –100% implies that the variables are inversely correlated (meaning a movement of one variable is associated with a movement of the other variable in the opposite direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.

–Equity-to-FX correlation is important for equity options based on a currency other than the currency of the underlying stock. Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities in the projected payoff.

Equity dividend yields

–The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock in question. Dividend yields are generally expressed as an annualized percentage of the share price, with the lowest limit of 0% representing a stock that is not expected to pay any dividend. The dividend yield and timing represents the most significant parameter in determining fair value for instruments that are sensitive to an equity forward price.

g) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible favorable and unfavorable alternative assumptions would change fair value significantly, and the estimated effect thereof. The table below does not represent the estimated effect of stress scenarios. Interdependencies between Level 1, 2 and 3 parameters have not been incorporated in the table. Furthermore, direct inter-relationships between the Level 3 parameters discussed below are not a significant element of the valuation uncertainty.

Sensitivity data is estimated using a number of techniques, including the estimation of price dispersion among different market participants, variation in modeling approaches and reasonably possible changes to assumptions used within the fair value measurement process. The sensitivity ranges are not always symmetrical around the fair values, as the inputs used in valuations are not always precisely in the middle of the favorable and unfavorable range.

Sensitivity data is determined at a product or parameter level and then aggregated assuming no diversification benefit. Diversification would incorporate estimated correlations across different sensitivity results and, as such, would result in an overall sensitivity that would be less than the sum of the individual component sensitivities. However, the Group believes that the diversification benefit is not significant to this analysis.

Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	29	(28)	46	(21)
Securities financing transactions	40	(52)	11	(11)
Auction rate securities	105	(105)	87	(87)
Asset-backed securities	41	(41)	35	(40)
Equity instruments	129	(96)	140	(80)
Interest rate derivative contracts, net	11	(16)	8	(17)
Credit derivative contracts, net[2]	10	(14)	31	(35)
Foreign exchange derivative contracts, net	20	(15)	12	(8)
Equity / index derivative contracts, net	318	(294)	183	(197)
Other	91	(107)	47	(51)
Total	794	(768)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.

h) Level 3 instruments: movements during the period

The table below presents additional information about material movements in Level 3 assets and liabilities measured at fair value on a recurring basis, excluding any related hedging activity.

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Movements of Level 3 instruments[1]
		Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2018	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2019	Balance as of31 December2019[3]	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2020[3]

Financial assets at fair value held for trading	2.0	(0.1)	0.0	0.5	(1.3)	1.0	0.0	0.2	(0.4)	0.0	1.8	1.8	(0.1)	(0.1)	0.8	(1.4)	1.0	0.0	0.3	0.0	0.0	2.3
of which:
Investment fund units	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Corporate and municipal bonds	0.7	0.0	0.0	0.3	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.5	0.5	0.0	0.0	0.7	(0.5)	0.0	0.0	0.1	0.0	0.0	0.8
Loans	0.7	(0.1)	0.0	0.0	(0.8)	1.0	0.0	0.0	0.0	0.0	0.8	0.8	0.0	(0.1)	0.0	(0.7)	1.0	0.0	0.1	0.0	0.0	1.1
Other	0.2	0.0	(0.1)	0.1	0.0	0.0	0.0	0.2	0.0	0.0	0.4	0.4	0.0	0.0	0.1	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4

Derivative financial instruments – assets	1.4	(0.1)	0.0	0.0	0.0	0.4	(0.2)	0.1	(0.3)	0.0	1.3	1.3	0.3	0.4	0.0	0.0	0.7	(0.5)	0.1	(0.2)	0.1	1.8
of which:
Interest rate contracts	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.2)	0.0	0.3	0.3	0.2	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Equity / index contracts	0.5	0.0	0.1	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6	0.6	0.1	0.1	0.0	0.0	0.6	(0.3)	0.0	(0.1)	0.0	0.9
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.1)	0.0	(0.1)	0.0	0.4	0.4	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.3
Other	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	4.4	0.0	0.0	1.2	(0.6)	0.0	0.0	0.1	(1.2)	0.0	4.0	4.0	0.0	0.1	0.8	(0.9)	0.0	0.0	0.1	0.0	0.0	3.9
of which:
Loans	1.8	0.0	0.0	0.7	(0.1)	0.0	0.0	0.1	(1.2)	0.0	1.2	1.2	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.0	0.0	0.9
Auction rate securities	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.5	1.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.5
Equity instruments	0.5	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.5	0.0	0.0	0.5	(0.2)	0.0	0.0	0.0	0.0	0.0	0.7	0.7	0.0	0.0	0.4	(0.2)	0.0	0.0	0.0	0.0	0.0	1.0

Derivative financial instruments – liabilities	2.2	0.1	0.1	0.0	0.0	0.2	(0.4)	0.2	(0.3)	0.0	2.0	2.0	1.3	1.2	0.0	0.0	1.2	(0.9)	0.4	(0.6)	0.1	3.5
of which:
Interest rate contracts	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.1	0.1	0.3	0.3	0.0	0.0	0.3	(0.2)	0.2	(0.2)	0.0	0.5
Equity / index contracts	1.4	0.3	0.2	0.0	0.0	0.0	(0.3)	0.1	(0.2)	0.0	1.3	1.3	1.0	0.8	0.0	0.0	0.8	(0.6)	0.1	(0.2)	0.0	2.3
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	0.0	0.0	(0.1)	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	(0.2)	0.0	0.5
Other	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1

Debt issued designated at fair value	11.0	0.8	0.7	0.0	0.0	5.8	(5.4)	0.7	(3.1)	0.0	9.9	9.9	0.2	0.0	0.0	0.0	7.6	(5.7)	0.5	(1.7)	0.2	11.0

Other financial liabilities designated at fair value	1.0	0.2	0.1	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.8	0.8	0.1	0.1	0.0	0.0	0.3	(0.5)	0.0	0.0	0.0	0.7
1 Effective 1 January 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly. 2 Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 3 Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).

i) Maximum exposure to credit risk for financial instruments measured at fair value

The tables below provide the Group’s maximum exposure to credit risk for financial instruments measured at fair value and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.20
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	24.6								24.6
Derivative financial instruments[3,4]	159.6		6.0			138.4			15.2
Brokerage receivables	24.7		24.4						0.3
Financial assets at fair value not held for trading – debt instruments[5]	58.2		13.2						45.0
Total financial assets measured at fair value	267.1	0.0	43.6	0.0	0.0	138.4	0.0	0.0	85.1
Guarantees[6]	0.5				0.1			0.3	0.0

##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	21.9								21.9
Derivative financial instruments[3,4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0		17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.7	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.7
Guarantees[6]	1.0							0.3	0.7
1 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 2 Does not include investment fund units. 3 Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations.

j) Financial instruments not measured at fair value

The table below provides the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	31.12.20						31.12.19
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total
Assets[2]
Cash and balances at central banks	158.2	158.1	0.1	0.0	0.0	158.2	107.1	107.0	0.1	0.0	0.0	107.1
Loans and advances to banks	15.4	14.7	0.0	0.6	0.1	15.4	12.4	11.8	0.0	0.5	0.2	12.4
Receivables from securities financing transactions	74.2	64.9	0.0	7.6	1.7	74.2	84.2	74.0	0.0	8.6	1.6	84.2
Cash collateral receivables on derivative instruments	32.7	32.7	0.0	0.0	0.0	32.7	23.3	23.3	0.0	0.0	0.0	23.3
Loans and advances to customers	379.5	172.0	0.0	34.2	174.6	380.8	326.8	151.6	0.0	25.4	152.2	329.1
Other financial assets measured at amortized cost	27.2	5.3	9.4	10.9	2.3	28.0	23.0	5.7	8.4	6.4	2.8	23.2
Liabilities
Amounts due to banks	11.0	8.5	0.0	2.6	0.0	11.0	6.6	5.6	0.0	0.9	0.0	6.6
Payables from securities financing transactions	6.3	6.0	0.0	0.3	0.0	6.3	7.8	7.5	0.0	0.3	0.0	7.8
Cash collateral payables on derivative instruments	37.3	37.3	0.0	0.0	0.0	37.3	31.4	31.4	0.0	0.0	0.0	31.4
Customer deposits	524.6	519.4	0.0	5.3	0.0	524.7	448.3	439.1	0.0	9.3	0.0	448.4
Debt issued measured at amortized cost	139.2	16.4	0.0	125.5	0.0	141.9	110.5	8.7	0.0	104.9	0.0	113.6
Other financial liabilities measured at amortized cost[3]	5.8	5.7	0.0	0.0	0.1	5.8	5.8	5.7	0.0	0.0	0.0	5.7
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 2 As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 3 Excludes lease liabilities.

The fair values included in the table above have been calculated for disclosure purposes only. The valuation techniques and assumptions described below relate only to the fair value of UBS’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimations, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another. The following principles were applied when determining fair value estimates for financial instruments not measured at fair value:

–For financial instruments with remaining maturities greater than three months, the fair value was determined from quoted market prices, if available.

–Where quoted market prices were not available, the fair values were estimated by discounting contractual cash flows using current market interest rates or appropriate yield curves for instruments with similar credit risk and maturity. These estimates generally include adjustments for counterparty credit risk or UBS’s own credit.

–For short-term financial instruments with remaining maturities of three months or less, the carrying amount, which is net of credit loss allowances, is generally considered a reasonable estimate of fair value.

UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 21 Fair value measurement

a) Valuation principles

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels in accordance with IFRS. The fair value hierarchy is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which an instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

–Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;

–Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or

–Level 3 – valuation techniques for which significant inputs are not based on observable market data.

Fair values are determined using quoted prices in active markets for identical assets or liabilities, where available. Where the market for a financial instrument or non-financial asset or liability is not active, fair value is established using a valuation technique, including pricing models. Valuation adjustments may be made to allow for additional factors, including model, liquidity, credit and funding risks, which are not explicitly captured within the valuation technique, but which would nevertheless be considered by market participants when establishing a price. The limitations inherent in a particular valuation technique are considered in the determination of the classification of an asset or liability within the fair value hierarchy. Generally, the unit of account for a financial instrument is the individual instrument, and UBS applies valuation adjustments at an individual instrument level, consistent with that unit of account. However, if certain conditions are met, UBS may estimate the fair value of a portfolio of financial assets and liabilities with substantially similar and offsetting risk exposures on the basis of the net open risks.

›Refer to Note 21d for more information

b) Valuation governance

UBS’s fair value measurement and model governance framework includes numerous controls and other procedural safeguards that are intended to maximize the quality of fair value measurements reported in the financial statements. New products and valuation techniques must be reviewed and approved by key stakeholders from the risk and finance control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value resides with the business divisions.

Fair value estimates are validated by the risk and finance control functions, which are independent of the business divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value estimates with observable market prices and other independent sources. A governance framework and associated controls are in place in order to monitor the quality of third-party pricing sources where used. For instruments where valuation models are used to determine fair value, independent valuation and model control groups within Finance and Risk Control evaluate UBS’s models on a regular basis, including valuation and model input parameters, as well as pricing. As a result of the valuation controls employed, valuation adjustments may be made to the business divisions’ estimates of fair value to align with independent market data and the relevant accounting standard.

›Refer to Note 21d for more information

c) Fair value hierarchy

The table below provides the fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value. The narrative that follows describes valuation techniques used in measuring their fair value of different product types (including significant valuation inputs and assumptions used), and the factors considered in determining their classification within the fair value hierarchy.

Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	107,526	15,630	2,337	125,492	113,635	12,248	1,812	127,695
of which:
Equity instruments	90,327	1,101	171	91,599	96,162	400	226	96,788
Government bills / bonds	9,028	2,207	10	11,245	9,630	1,770	64	11,464
Investment fund units	7,374	1,794	23	9,192	7,088	1,729	50	8,867
Corporate and municipal bonds	789	8,432	817	10,038	755	6,796	542	8,093
Loans	0	1,860	1,134	2,995	0	1,180	791	1,971
Asset-backed securities	8	236	181	425	0	372	140	512

Derivative financial instruments	795	157,069	1,754	159,618	356	120,224	1,264	121,843
of which:
Foreign exchange contracts	319	68,425	5	68,750	240	52,228	8	52,476
Interest rate contracts	0	50,353	537	50,890	6	42,288	263	42,558
Equity / index contracts	0	33,990	853	34,842	7	22,220	597	22,825
Credit derivative contracts	0	2,008	350	2,358	0	1,612	394	2,007
Commodity contracts	0	2,211	6	2,217	0	1,820	0	1,821

Brokerage receivables	0	24,659	0	24,659	0	18,007	0	18,007

Financial assets at fair value not held for trading	40,986	35,110	3,942	80,038	40,608	39,065	3,962	83,636
of which:
Financial assets for unit-linked investment contracts	20,628	101	2	20,731	27,568	118	0	27,686
Corporate and municipal bonds	290	16,957	372	17,619	653	18,732	0	19,385
Government bills / bonds	19,704	3,593	0	23,297	12,089	3,700	0	15,790
Loans	0	7,699	862	8,561	0	10,206	1,231	11,438
Securities financing transactions	0	6,629	122	6,751	0	6,148	147	6,294
Auction rate securities	0	0	1,527	1,527	0	0	1,536	1,536
Investment fund units	278	121	105	505	194	140	98	432
Equity instruments	86	0	544	631	103	4	451	559
Other	0	10	408	418	0	16	499	515

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,144	7,114	0	8,258	1,906	4,439	0	6,345
of which:
Asset-backed securities	0	6,624	0	6,624	0	3,955	0	3,955
Government bills / bonds	1,103	47	0	1,150	1,859	16	0	1,875
Corporate and municipal bonds	40	444	0	485	47	468	0	515

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	6,264	0	0	6,264	4,597	0	0	4,597

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[2]	0	1	245	246	0	0	199	199

Total assets measured at fair value	156,716	239,583	8,278	404,576	161,102	193,983	7,237	362,322

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.20				31.12.19
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,889	6,652	55	33,595	25,791	4,726	75	30,591
of which:
Equity instruments	22,519	425	40	22,985	22,526	149	59	22,734
Corporate and municipal bonds	31	4,048	9	4,089	40	3,606	16	3,661
Government bills / bonds	3,642	1,036	0	4,678	2,820	646	0	3,466
Investment fund units	696	1,127	5	1,828	404	294	0	698

Derivative financial instruments	746	156,884	3,471	161,102	385	118,498	1,996	120,880
of which:
Foreign exchange contracts	316	70,149	61	70,527	248	53,705	60	54,013
Interest rate contracts	0	43,389	527	43,916	7	36,434	130	36,571
Equity / index contracts	0	38,870	2,306	41,176	3	24,171	1,293	25,468
Credit derivative contracts	0	2,403	528	2,931	0	2,448	512	2,960
Commodity contracts	0	2,003	24	2,027	0	1,707	0	1,707

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	38,742	0	38,742	0	37,233	0	37,233

Debt issued designated at fair value	0	50,273	9,595	59,868	0	56,943	9,649	66,592

Other financial liabilities designated at fair value	0	29,682	2,091	31,773	0	35,119	1,039	36,157
of which:
Financial liabilities related to unit-linked investment contracts	0	20,975	0	20,975	0	28,145	0	28,145
Securities financing transactions	0	7,317	0	7,317	0	5,742	0	5,742
Over-the-counter debt instruments	0	1,363	697	2,060	0	1,231	791	2,022

Total liabilities measured at fair value	27,635	282,233	15,212	325,080	26,176	252,518	12,759	291,452
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques

UBS uses widely recognized valuation techniques for determining the fair value of financial and non-financial instruments that are not actively traded and quoted. The most frequently applied valuation techniques include discounted value of expected cash flows, relative value and option pricing methodologies.

Discounted value of expected cash flows is a valuation technique that measures fair value using estimated expected future cash flows from assets or liabilities and then discounts these cash flows using a discount rate or discount margin that reflects the credit and / or funding spreads required by the market for instruments with similar risk and liquidity profiles to produce a present value. When using such valuation techniques, expected future cash flows are estimated using an observed or implied market price for the future cash flows or by using industry standard cash flow projection models. The discount factors within the calculation are generated using industry-standard yield curve modeling techniques and models.

Relative value models measure fair value based on the market prices of equivalent or comparable assets or liabilities, making adjustments for differences between the characteristics of the observed instrument and the instrument being valued.

Option pricing models incorporate assumptions regarding the behavior of future price movements of an underlying referenced asset or assets to generate a probability-weighted future expected payoff for the option. The resulting probability-weighted expected payoff is then discounted using discount factors generated from industry-standard yield curve modeling techniques and models. The option pricing model may be implemented using a closed-form analytical formula or other mathematical techniques (e.g., binomial tree or Monte Carlo simulation).

Where available, valuation techniques use market-observable assumptions and inputs. If such data is not available, inputs may be derived by reference to similar assets in active markets, from recent prices for comparable transactions or from other observable market data. In such cases, the inputs selected are based on historical experience and practice for similar or analogous instruments, derivation of input levels based on similar products with observable price levels, and knowledge of current market conditions and valuation approaches.

For more complex instruments, fair values may be estimated using a combination of observed transaction prices, consensus pricing services and relevant quotes. Consideration is given to the nature of the quotes (e.g., indicative or firm) and the relationship of recently evidenced market activity to the prices provided by consensus pricing services. UBS also uses internally developed models, which are typically based on valuation methods and techniques recognized as standard within the industry. Assumptions and inputs used in valuation techniques include benchmark interest rate curves, credit and funding spreads used in estimating discount rates, bond and equity prices, equity index prices, foreign exchange rates, levels of market volatility and correlation. Refer to Note 21f for more information. The discount curves used by UBS incorporate the funding and credit characteristics of the instruments to which they are applied.

Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy

Product

Valuation and classification in the fair value hierarchy

Government bills and bonds

Valuation

–Generally valued using prices obtained directly from the market.

–Instruments not priced directly using active-market data are valued using discounted cash flow valuation techniques that incorporate market data for similar government instruments.

Fair value hierarchy

–Generally traded in active markets with prices that can be obtained directly from these markets, resulting in classification as Level 1, while the remaining positions are classified as Level 2 and Level 3.

Corporate and municipal bonds

Valuation

–Generally valued using prices obtained directly from the market for the security, or similar securities, adjusted for seniority, maturity and liquidity.

–When prices are not available, instruments are valued using discounted cash flow valuation techniques incorporating the credit spread of the issuer or similar issuers.

–For convertible bonds without directly comparable prices, issuances may be priced using a convertible bond model.

Fair value hierarchy

–Generally classified as Level 1 or Level 2, depending on the depth of trading activity behind price sources.

–Level 3 instruments have no suitable pricing information available.

Traded loans and loans measured at fair value

Valuation

–Valued directly using market prices that reflect recent transactions or quoted dealer prices, where available.

–Where no market price data is available, loans are valued by relative value benchmarking using pricing derived from debt instruments in comparable entities or different products in the same entity, or by using a credit default swap valuation technique, which requires inputs for credit spreads, credit recovery rates and interest rates. Recently originated commercial real estate loans are measured using a securitization approach based on rating agency guidelines.

Fair value hierarchy

–Instruments with suitably deep and liquid pricing information are classified as Level 2.

–Positions requiring the use of valuation techniques, or for which the price sources have insufficient trading depth, are classified as Level 3.

Product

Valuation and classification in the fair value hierarchy

Investment fund units

Valuation

–Predominantly exchange-traded, with readily available quoted prices in liquid markets.

–Where market prices are not available, fair value may be measured using net asset values (NAVs).

Fair value hierarchy

–Listed units are classified as Level 1, provided there is sufficient trading activity to justify active-market classification, while other positions are classified as Level 2.

–Positions for which NAVs are not available are classified as Level 3.

Asset-backed securities (ABS)

Valuation

–For liquid securities, the valuation process will use trade and price data, updated for movements in market levels between the time of trading and the time of valuation. Less liquid instruments are measured using discounted expected cash flows incorporating price data for instruments or indices with similar risk profiles.

Fair value hierarchy

–RMBS, CMBS and other ABS are generally classified as Level 2. However, if significant inputs are unobservable, or if market or fundamental data is not available, they are classified as Level 3.

Auction rate securities (ARS)

Valuation

–Effective from the fourth quarter of 2020, ARS are valued utilizing a discounted cash flow methodology. The model captures interest rate risk emanating from the note coupon, credit risk attributable to the underlying closed-end fund investments, liquidity risk as a function of the level of trading volume in these positions, and extension risk as ARS are perpetual instruments that require an assumption regarding their maturity or issuer redemption date.

–Previously, ARS were valued using market prices that reflected recent transactions after applying an adjustment for trade size or quoted dealer prices, where available. However, due to significant deterioration in the volume and size of transactions in relevant ARS markets following the outbreak of the COVID-19 pandemic, a model-based approach provides a superior indication of orderly exit prices until such time as markets re-develop.

Fair value hierarchy

–Granular and liquid pricing information is generally not available for ARS. As a result, these securities are classified as Level 3.

Equity instruments

Valuation

–Listed equity instruments are generally valued using prices obtained directly from the market.

–Unlisted equity holdings, including private equity positions, are initially marked at their transaction price and are revalued when reliable evidence of price movement becomes available or when the position is deemed to be impaired.

Fair value hierarchy

–The majority of equity securities are actively traded on public stock exchanges where quoted prices are readily and regularly available, resulting in Level 1 classification.

Financial assets for unit-linked investment contracts

Valuation

–The majority of assets are listed on exchanges and fair values are determined using quoted prices.

Fair value hierarchy

–Most assets are classified as Level 1 if actively traded, or Level 2 if trading is not active.

–Instruments for which prices are not readily available are classified as Level 3.

Securities financing transactions

Valuation

–These instruments are valued using discounted expected cash flow techniques. The discount rate applied is based on funding curves that are relevant to the collateral eligibility terms.

Fair value hierarchy

–Collateral funding curves for these instruments are generally observable and, as a result, these positions are classified as Level 2.

–Where the collateral terms are non-standard, the funding curve may be considered unobservable and these positions are classified as Level 3.

Brokerage receivables and payables

Valuation

–Fair value is determined based on the value of the underlying balances.

Fair value hierarchy

–Due to their on-demand nature, these receivables and payables are deemed as Level 2.

Amounts due under unit-linked investment contracts

Valuation

–The fair values of investment contract liabilities are determined by reference to the fair value of the corresponding assets.

Fair value hierarchy

–The liabilities themselves are not actively traded, but are mainly referenced to instruments that are actively traded and are therefore classified as Level 2.

Derivative instruments: valuation and classification in the fair value hierarchy

The curves used for discounting expected cash flows in the valuation of collateralized derivatives reflect the funding terms associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ across counterparties with respect to the eligible currency and interest terms of the collateral. The majority of collateralized derivatives are measured using a discount curve that is based on funding rates derived from overnight interest in the cheapest eligible currency for the respective counterparty collateral agreement.

Uncollateralized and partially collateralized derivatives are discounted using the LIBOR (or equivalent) curve for the currency of the instrument. As described in Note 21d, the fair value of uncollateralized and partially collateralized derivatives is then adjusted by credit valuation adjustments (CVAs), debit valuation adjustments (DVAs) and funding valuation adjustment (FVAs), as applicable, to reflect an estimation of the effect of counterparty credit risk, UBS’s own credit risk, and funding costs and benefits.

›Refer to Note 10 for more information about derivative instruments

Derivative product

Valuation and classification in the fair value hierarchy

Interest rate contracts

Valuation

–Interest rate swap contracts are valued by estimating future interest cash flows and discounting those cash flows using a rate that reflects the appropriate funding rate for the position being measured. The yield curves used to estimate future index levels and discount rates are generated using market-standard yield curve models using interest rates associated with current market activity. The key inputs to the models are interest rate swap rates, forward rate agreement rates, short-term interest rate futures prices, basis swap spreads and inflation swap rates.

–Interest rate option contracts are valued using various market-standard option models, using inputs that include interest rate yield curves, inflation curves, volatilities and correlations.

–When the maturity of an interest rate swap or option contract exceeds the term for which standard market quotes are observable for a significant input parameter, the contracts are valued by extrapolation from the last observable point using standard assumptions or by reference to another observable comparable input parameter to represent a suitable proxy for that portion of the term.

Fair value hierarchy

–The majority of interest rate swaps are classified as Level 2 as the standard market contracts that form the inputs for yield curve models are generally traded in active and observable markets.

–Options are generally treated as Level 2 as the calibration process enables the model output to be validated to active-market levels. Models calibrated in this way are then used to revalue the portfolio of both standard options and more exotic products.

–Interest rate swap or option contracts are classified as Level 3 when the terms exceed standard market-observable quotes.

–Exotic options for which appropriate volatility or correlation input levels cannot be implied from observable market data are classified as Level 3.

Credit derivative contracts

Valuation

–Credit derivative contracts are valued using industry-standard models based primarily on market credit spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is not directly available, it may be derived from the price of the reference cash bond.

–Asset-backed credit derivatives are valued using a valuation technique similar to that of the underlying security with an adjustment to reflect the funding differences between cash and synthetic form.

Fair value hierarchy

–Single-entity and portfolio credit derivative contracts are classified as Level 2 when credit spreads and recovery rates are determined from actively traded observable market data. Where the underlying reference name(s) are not actively traded and the correlation cannot be directly mapped to actively traded tranche instruments, these contracts are classified as Level 3.

–Asset-backed credit derivatives follow the characteristics of the underlying security and are therefore distributed across Level 2 and Level 3.

Derivative product

Valuation and classification in the fair value hierarchy

Foreign exchange contracts

Valuation

–Open spot FX contracts are valued using the FX spot rate observed in the market.

–Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources.

–OTC FX option contracts are valued using market-standard option valuation models. The models used for shorter-dated options (i.e., maturities of five years or less) tend to be different than those used for longer-dated options because the models needed for longer-dated OTC FX contracts require additional consideration of interest rate and FX rate interdependency.

–The valuation for multi-dimensional FX options uses a multi-local volatility model, which is calibrated to the observed FX volatilities for all relevant FX pairs.

Fair value hierarchy

–The markets for FX spot and FX forward pricing points are both actively traded and observable and therefore such FX contracts are generally classified as Level 2.

–A significant proportion of OTC FX option contracts are classified as Level 2 as inputs are derived mostly from standard market contracts traded in active and observable markets.

–OTC FX option contracts classified as Level 3 include multi-dimensional FX options and long-dated FX exotic option contracts where there is no active market from which to derive volatility or correlation inputs.

Equity / index contracts

Valuation

–Equity forward contracts have a single stock or index underlying and are valued using market-standard models. The key inputs to the models are stock prices, estimated dividend rates and equity funding rates (which are implied from prices of forward contracts observed in the market). Estimated cash flows are then discounted using market-standard discounted cash flow models using a rate that reflects the appropriate funding rate for that portion of the portfolio. When no market data is available for the instrument maturity, they are valued by extrapolation of available data, use of historical dividend data, or use of data for a related equity.

–Equity option contracts are valued using market-standard models that estimate the equity forward level as described for equity forward contracts and incorporate inputs for stock volatility and for correlation between stocks within a basket. The probability-weighted expected option payoff generated is then discounted using market-standard discounted cash flow models applying a rate that reflects the appropriate funding rate for that portion of the portfolio. When volatility, forward or correlation inputs are not available, they are valued using extrapolation of available data, historical dividend, correlation or volatility data, or the equivalent data for a related equity.

Fair value hierarchy

–As inputs are derived mostly from standard market contracts traded in active and observable markets, a significant proportion of equity forward contracts are classified as Level 2.

–Equity option positions for which inputs are derived from standard market contracts traded in active and observable markets are also classified as Level 2. Level 3 positions are those for which volatility, forward or correlation inputs are not observable.

Commodity contracts

Valuation

–Commodity forward and swap contracts are measured using market-standard models that use market forward levels on standard instruments.

–Commodity option contracts are measured using market-standard option models that estimate the commodity forward level as described for commodity forward and swap contracts, incorporating inputs for the volatility of the underlying index or commodity. For commodity options on baskets of commodities or bespoke commodity indices, the valuation technique also incorporates inputs for the correlation between different commodities or commodity indices.

Fair value hierarchy

–Individual commodity contracts are typically classified as Level 2, because active forward and volatility market data is available.

d) Valuation adjustments

The output of a valuation technique is always an estimate of a fair value that cannot be measured with complete certainty. As a result, valuations are adjusted, where appropriate and when such factors would be considered by market participants in estimating fair value, to reflect close-out costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors.

Deferred day-1 profit or loss reserves

For new transactions where the valuation technique used to measure fair value requires significant inputs that are not based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using a valuation technique, where any such difference is deferred and not initially recognized in the income statement.

Deferred day-1 profit or loss is generally released into Other net income from financial instruments measured at fair value through profit or loss when pricing of equivalent products or the underlying parameters becomes observable or when the transaction is closed out.

The table below summarizes the changes in deferred day-1 profit or loss reserves during the respective period.

Deferred day-1 profit or loss reserves
USD million	2020	2019	2018
Reserve balance at the beginning of the year	146	255	338
Profit / (loss) deferred on new transactions	362	171	341
(Profit) / loss recognized in the income statement	(238)	(278)	(417)
Foreign currency translation	0	(2)	(6)
Reserve balance at the end of the year	269	146	255

Own credit

Own credit risk is reflected in the valuation of UBS’s fair value option liabilities where this component is considered relevant for valuation purposes by UBS’s counterparties and other market participants.

Changes in the fair value of financial liabilities designated at fair value through profit or loss related to own credit are recognized in Other comprehensive income directly within Retained earnings, with no reclassification to the income statement in future periods. This presentation does not create or increase an accounting mismatch in the income statement, as UBS does not hedge changes in own credit.

Own credit is estimated using own credit adjustment (OCA) curves, which incorporate observable market data, including market-observed secondary prices for UBS’s debt, UBS’s credit default swap spreads and debt curves of peers. In the table below the change in unrealized own credit consists of changes in fair value that are attributable to the change in UBS’s credit spreads, as well as the effect of changes in fair values attributable to factors other than credit spreads, such as redemptions, effects from time decay and changes in interest and other market rates. Realized own credit is recognized when an instrument with an associated unrealized own credit adjustment is repurchased prior to the contractual maturity date. Life-to-date amounts reflect the cumulative unrealized change since initial recognition.

›Refer to Note 16 for more information about debt issued designated at fair value

Own credit adjustments on financial liabilities designated at fair value
	Included in Other comprehensive income
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Recognized during the period:
Realized gain / (loss)	2	8	(3)
Unrealized gain / (loss)	(295)	(408)	519
Total gain / (loss), before tax	(293)	(400)	517

	As of
USD million	31.12.20	31.12.19	31.12.18
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(381)	(88)	320

Credit valuation adjustments

In order to measure the fair value of OTC derivative instruments, including funded derivative instruments that are classified as Financial assets at fair value not held for trading, CVAs are necessary to reflect the credit risk of the counterparty inherent in these instruments. This amount represents the estimated fair value of protection required to hedge the counterparty credit risk of such instruments. A CVA is determined for each counterparty, considering all exposures with that counterparty, and is dependent on the expected future value of exposures, default probabilities and recovery rates, applicable collateral or netting arrangements, break clauses, funding spreads and other contractual factors.

Funding valuation adjustments

FVAs reflect the costs and benefits of funding associated with uncollateralized and partially collateralized derivative receivables and payables and are calculated as the valuation effect from moving the discounting of the uncollateralized derivative cash flows from LIBOR to OCA using the CVA framework, including the probability of counterparty default. An FVA is also applied to collateralized derivative assets in cases where the collateral cannot be sold or repledged.

Debit valuation adjustments

A DVA is estimated to incorporate own credit in the valuation of derivatives where an FVA is not already recognized. The DVA calculation is effectively consistent with the CVA framework, being determined for each counterparty, considering all exposures with that counterparty and taking into account collateral netting agreements, expected future mark-to-market movements and UBS’s credit default spreads.

Other valuation adjustments

Instruments that are measured as part of a portfolio of combined long and short positions are valued at mid-market levels to ensure consistent valuation of the long- and short-component risks. A liquidity valuation adjustment is then made to the overall net long or short exposure to move the fair value to bid or offer as appropriate, reflecting current levels of market liquidity. The bid–offer spreads used in the calculation of this valuation adjustment are obtained from market transactions and other relevant sources and are updated periodically.

Uncertainties associated with the use of model-based valuations are incorporated into the measurement of fair value through the use of model reserves. These reserves reflect the amounts that UBS estimates should be deducted from valuations produced directly by models to incorporate uncertainties in the relevant modeling assumptions, in the model and market inputs used, or in the calibration of the model output to adjust for known model deficiencies. In arriving at these estimates, UBS considers a range of market practices, including how it believes market participants would assess these uncertainties. Model reserves are reassessed periodically in light of data from market transactions, consensus pricing services and other relevant sources.

Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.20	31.12.19
Credit valuation adjustments[1]	(66)	(48)
Funding valuation adjustments[2]	(73)	(93)
Debit valuation adjustments	0	1
Other valuation adjustments	(820)	(566)
of which: liquidity	(340)	(300)
of which: model uncertainty	(479)	(266)
1 Amounts do not include reserves against defaulted counterparties. 2 Includes FVAs on structured financing transactions of USD 6 million as of 31 December 2020 and USD 43 million as of 31 December 2019.

e) Transfers between Level 1 and Level 2

The amounts disclosed in this section reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets and liabilities transferred from Level 2 to Level 1 during 2020 were not material. Assets and liabilities transferred from Level 1 to Level 2 during 2020 were also not material.

f) Level 3 instruments: valuation techniques and inputs

The table below presents material Level 3 assets and liabilities, together with the valuation techniques used to measure fair value, the inputs used in a given valuation technique that are considered significant as of 31 December 2020 and unobservable, and a range of values for those unobservable inputs.

The range of values represents the highest- and lowest-level inputs used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input or an assessment of the reasonableness of UBS’s estimates and assumptions, but rather the different underlying characteristics of the relevant assets and liabilities held by UBS. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each balance sheet date. Furthermore, the ranges of unobservable inputs may differ across other financial institutions, reflecting the diversity of the products in each firm’s inventory.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.20			31.12.19
USD billion	31.12.20	31.12.19	31.12.20	31.12.19			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	1.2	0.5	0.0	0.0	Relative value to market comparable	Bond price equivalent	1	143	100	0	143	101	points
					Discounted expected cash flows	Discount margin	268	268					basis points
Traded loans, loans measured at fair value, loan commitments and guarantees	2.4	2.4	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	101	99	points
					Discounted expected cash flows	Credit spread	190	800		225	530		basis points
					Market comparable and securitization model	Credit spread	40	1,858	333	45	1,412	244	basis points
Auction rate securities[3]	1.5	1.5			Relative value to market comparable	Bond price equivalent				79	98	88	points
					Discounted expected cash flows	Credit spread	100	188	140				basis points
Investment fund units[4]	0.1	0.1	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[4]	0.7	0.7	0.0	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[5]			9.6	9.6
Other financial liabilities designated at fair value			2.1	1.0	Discounted expected cash flows	Funding spread	42	175		44	175		basis points
Derivative financial instruments
Interest rate contracts	0.5	0.3	0.5	0.1	Option model	Volatility of interest rates	29	69		15	63		basis points
Credit derivative contracts	0.3	0.4	0.5	0.5	Discounted expected cash flows	Credit spreads	1	489		1	700		basis points
						Bond price equivalent	0	100		0	100		points
Equity / index contracts	0.9	0.6	2.3	1.3	Option model	Equity dividend yields	0	13		0	14%
						Volatility of equity stocks, equity and other indices	4	100		4	105%
						Equity-to-FX correlation	(34)	65		(45)	71%
						Equity-to-equity correlation	(16)	100		(17)	98%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts, as this would not be meaningful. 3 Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter. 4 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 5 Debt issued designated at fair value is composed primarily of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, rates-linked and credit-linked notes, all of which have embedded derivative parameters that are considered to be unobservable. The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Significant unobservable inputs in Level 3 positions

This section discusses the significant unobservable inputs used in the valuation of Level 3 instruments and assesses the potential effect that a change in each unobservable input in isolation may have on a fair value measurement. Relationships between observable and unobservable inputs have not been included in the summary below.

Input

Description

Bond price equivalent

–Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to LIBOR).

–For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.

–For credit derivatives, the bond price range represents the range of prices used for reference instruments, which are typically converted to an equivalent yield or credit spread as part of the valuation process.

Loan price equivalent

–Where market prices are not available for a traded loan, fair value is measured by comparison with observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment, collateral quality, maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield. The range represents the range of prices derived from reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are distressed to the point that no recovery is expected, while a current price of 100 represents a loan that is expected to be repaid in full.

Credit spread

–Valuation models for many credit derivatives require an input for the credit spread, which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted in relation to the yield on a benchmark security or reference rate, typically either US Treasury or LIBOR, and is generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by credit default swaps and other credit derivative products. The income statement effect from such changes depends on the nature and direction of the positions held. Credit spreads may be negative where the asset is more creditworthy than the benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of the highest quality (e.g., approximating the risk of LIBOR) and the upper end of the range representing greater levels of credit risk.

Discount margin

–The discount margin (DM) spread represents the discount rates applied to present value cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top of a floating index (e.g., LIBOR) to discount expected cash flows. Generally, a decrease / (increase) in the DM in isolation would result in a higher / (lower) fair value.

–The high end of the range relates to securities that are priced low within the market relative to the expected cash flow schedule. This indicates that the market is pricing an increased risk of credit loss into the security that is greater than what is being captured by the expected cash flow generation process. The low ends of the ranges are typical of funding rates on better-quality instruments.

Funding spread

–Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but provide an estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points over or under LIBOR, and if funding spreads widen, this increases the effect of discounting.

–A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.

Volatility

–Volatility measures the variability of future prices for a particular instrument and is generally expressed as a percentage, where a higher number reflects a more volatile instrument, for which future price movements are more likely to occur. Volatility is a key input into option models, where it is used to derive a probability-based distribution of future prices for the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile” or “skew”, which represents the effect of pricing options of different option strikes at different implied volatility levels.

–Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities.

Input

Description

Correlation

–Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between –100% and +100%, where +100% represents perfectly correlated variables (meaning a movement of one variable is associated with a movement of the other variable in the same direction) and –100% implies that the variables are inversely correlated (meaning a movement of one variable is associated with a movement of the other variable in the opposite direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.

–Equity-to-FX correlation is important for equity options based on a currency other than the currency of the underlying stock. Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities in the projected payoff.

Equity dividend yields

–The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock in question. Dividend yields are generally expressed as an annualized percentage of the share price, with the lowest limit of 0% representing a stock that is not expected to pay any dividend. The dividend yield and timing represents the most significant parameter in determining fair value for instruments that are sensitive to an equity forward price.

g) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible favorable and unfavorable alternative assumptions would change fair value significantly, and the estimated effect thereof. The table below does not represent the estimated effect of stress scenarios. Interdependencies between Level 1, 2 and 3 parameters have not been incorporated in the table. Furthermore, direct inter-relationships between the Level 3 parameters discussed below are not a significant element of the valuation uncertainty.

Sensitivity data is estimated using a number of techniques, including the estimation of price dispersion among different market participants, variation in modeling approaches and reasonably possible changes to assumptions used within the fair value measurement process. The sensitivity ranges are not always symmetrical around the fair values, as the inputs used in valuations are not always precisely in the middle of the favorable and unfavorable range.

Sensitivity data is determined at a product or parameter level and then aggregated assuming no diversification benefit. Diversification would incorporate estimated correlations across different sensitivity results and, as such, would result in an overall sensitivity that would be less than the sum of the individual component sensitivities. However, UBS believes that the diversification benefit is not significant to this analysis.

Sensitivity of fair value measurements to changes in unobservable input assumptions[1]
	31.12.20		31.12.19
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	29	(28)	46	(21)
Securities financing transactions	40	(52)	11	(11)
Auction rate securities	105	(105)	87	(87)
Asset-backed securities	41	(41)	35	(40)
Equity instruments	129	(96)	140	(80)
Interest rate derivative contracts, net	11	(16)	8	(17)
Credit derivative contracts, net[2]	10	(14)	31	(35)
Foreign exchange derivative contracts, net	20	(15)	12	(8)
Equity / index derivative contracts, net	318	(294)	183	(197)
Other	91	(107)	47	(51)
Total	794	(768)	600	(547)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or securities financing instrument. 2 Includes refinements applied in estimating valuation uncertainty, resulting from a move to use issuer-specific proxy credit default swap curves rather than generic curves.

h) Level 3 instruments: movements during the period

The table below presents additional information about material movements in Level 3 assets and liabilities measured at fair value on a recurring basis, excluding any related hedging activity.

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Movements of Level 3 instruments[1]
		Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2018	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2019	Balance as of31 December2019[3]	Net gains / losses included in income[2]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2020[3]

Financial assets at fair value held for trading	2.0	(0.1)	0.0	0.5	(1.3)	1.0	0.0	0.2	(0.4)	0.0	1.8	1.8	(0.1)	(0.1)	0.8	(1.4)	1.0	0.0	0.3	0.0	0.0	2.3
of which:
Investment fund units	0.4	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Corporate and municipal bonds	0.7	0.0	0.0	0.3	(0.2)	0.0	0.0	0.0	(0.2)	0.0	0.5	0.5	0.0	0.0	0.7	(0.5)	0.0	0.0	0.1	0.0	0.0	0.8
Loans	0.7	(0.1)	0.0	0.0	(0.8)	1.0	0.0	0.0	0.0	0.0	0.8	0.8	0.0	(0.1)	0.0	(0.7)	1.0	0.0	0.1	0.0	0.0	1.1
Other	0.2	0.0	(0.1)	0.1	0.0	0.0	0.0	0.2	0.0	0.0	0.4	0.4	0.0	0.0	0.1	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4

Derivative financial instruments – assets	1.4	(0.1)	0.0	0.0	0.0	0.4	(0.2)	0.1	(0.3)	0.0	1.3	1.3	0.3	0.4	0.0	0.0	0.7	(0.5)	0.1	(0.2)	0.1	1.8
of which:
Interest rate contracts	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.2)	0.0	0.3	0.3	0.2	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Equity / index contracts	0.5	0.0	0.1	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6	0.6	0.1	0.1	0.0	0.0	0.6	(0.3)	0.0	(0.1)	0.0	0.9
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.1)	0.0	(0.1)	0.0	0.4	0.4	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.3
Other	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	4.4	0.0	0.0	1.2	(0.6)	0.0	0.0	0.1	(1.2)	0.0	4.0	4.0	0.0	0.1	0.8	(0.9)	0.0	0.0	0.1	0.0	0.0	3.9
of which:
Loans	1.8	0.0	0.0	0.7	(0.1)	0.0	0.0	0.1	(1.2)	0.0	1.2	1.2	0.0	0.0	0.3	(0.7)	0.0	0.0	0.0	0.0	0.0	0.9
Auction rate securities	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.5	1.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.5
Equity instruments	0.5	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.1	(0.1)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.5	0.0	0.0	0.5	(0.2)	0.0	0.0	0.0	0.0	0.0	0.7	0.7	0.0	0.0	0.4	(0.2)	0.0	0.0	0.0	0.0	0.0	1.0

Derivative financial instruments – liabilities	2.2	0.1	0.1	0.0	0.0	0.2	(0.4)	0.2	(0.3)	0.0	2.0	2.0	1.3	1.2	0.0	0.0	1.2	(0.9)	0.4	(0.6)	0.1	3.5
of which:
Interest rate contracts	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	(0.1)	0.0	0.1	0.1	0.3	0.3	0.0	0.0	0.3	(0.2)	0.2	(0.2)	0.0	0.5
Equity / index contracts	1.4	0.3	0.2	0.0	0.0	0.0	(0.3)	0.1	(0.2)	0.0	1.3	1.3	1.0	0.8	0.0	0.0	0.8	(0.6)	0.1	(0.2)	0.0	2.3
Credit derivative contracts	0.5	(0.1)	(0.1)	0.0	0.0	0.2	0.0	0.0	(0.1)	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	(0.2)	0.0	0.5
Other	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1

Debt issued designated at fair value	11.0	0.8	0.7	0.0	0.0	5.6	(5.4)	0.7	(3.1)	0.0	9.6	9.6	0.0	(0.2)	0.0	0.0	6.6	(5.6)	0.5	(1.7)	0.2	9.6

Other financial liabilities designated at fair value	1.0	0.2	0.1	0.0	0.0	0.5	(0.7)	0.0	0.0	0.0	1.0	1.0	0.2	0.2	0.0	0.0	1.4	(0.6)	0.0	0.0	0.0	2.1
1 Effective 1 January 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly. 2 Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 3 Total Level 3 assets as of 31 December 2020 were USD 8.3 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 31 December 2020 were USD 15.2 billion (31 December 2019: USD 12.8 billion).

i) Maximum exposure to credit risk for financial instruments measured at fair value

The tables below provide UBS AG’s maximum exposure to credit risk for financial instruments measured at fair value and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.20
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	24.7								24.7
Derivative financial instruments[3,4]	159.6		6.0			138.4			15.2
Brokerage receivables	24.7		24.4						0.3
Financial assets at fair value not held for trading – debt instruments[5]	58.2		13.2						45.0
Total financial assets measured at fair value	267.2	0.0	43.6	0.0	0.0	138.4	0.0	0.0	85.2
Guarantees[6]	0.5				0.1			0.3	0.0
##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[1,2]	22.0								22.0
Derivative financial instruments[3,4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0	0.0	17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.8	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.9
Guarantees[6]	1.0							0.3	0.7
1 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 2 Does not include investment fund units. 3 Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations.

j) Financial instruments not measured at fair value

The table below provides the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	31.12.20						31.12.19
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[1]	Level 1	Level 2	Level 3	Total
Assets[2]
Cash and balances at central banks	158.2	158.1	0.1	0.0	0.0	158.2	107.1	107.0	0.1	0.0	0.0	107.1
Loans and advances to banks	15.3	14.6	0.0	0.6	0.1	15.3	12.4	11.7	0.0	0.5	0.2	12.4
Receivables from securities financing transactions	74.2	64.9	0.0	7.6	1.7	74.2	84.2	74.0	0.0	8.6	1.6	84.2
Cash collateral receivables on derivative instruments	32.7	32.7	0.0	0.0	0.0	32.7	23.3	23.3	0.0	0.0	0.0	23.3
Loans and advances to customers	381.0	173.1	0.0	34.2	174.9	382.3	328.0	152.5	0.0	25.7	152.2	330.3
Other financial assets measured at amortized cost	27.2	5.4	9.4	10.9	2.3	28.0	23.0	5.8	8.4	6.4	2.8	23.3
Liabilities
Amounts due to banks	11.0	8.5	0.0	2.6	0.0	11.1	6.6	5.6	0.0	0.9	0.0	6.6
Payables from securities financing transactions	6.3	6.0	0.0	0.2	0.0	6.3	7.8	7.5	0.0	0.3	0.0	7.8
Cash collateral payables on derivative instruments	37.3	37.3	0.0	0.0	0.0	37.3	31.4	31.4	0.0	0.0	0.0	31.4
Customer deposits	527.9	521.8	0.0	6.2	0.0	528.0	450.6	440.5	0.0	10.2	0.0	450.7
Funding from UBS Group AG and its subsidiaries	54.0	0.0	0.0	55.6	0.0	55.6	47.9	0.0	0.0	49.6	0.0	49.6
Debt issued measured at amortized cost	85.4	16.4	0.0	70.0	0.0	86.3	62.8	8.7	0.0	55.5	0.0	64.3
Other financial liabilities measured at amortized cost[3]	6.6	6.6	0.0	0.0	0.1	6.7	6.5	6.5	0.0	0.0	0.0	6.5
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 2 As of 31 December 2020, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 163 billion of Loans and advances to customers and USD 20 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 3 Excludes lease liabilities.

The fair values included in the table above have been calculated for disclosure purposes only. The valuation techniques and assumptions described below relate only to the fair value of UBS’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimations, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another. The following principles were applied when determining fair value estimates for financial instruments not measured at fair value:

–For financial instruments with remaining maturities greater than three months, the fair value was determined from quoted market prices, if available.

–Where quoted market prices were not available, the fair values were estimated by discounting contractual cash flows using current market interest rates or appropriate yield curves for instruments with similar credit risk and maturity. These estimates generally include adjustments for counterparty credit risk or UBS’s own credit.

–For short-term financial instruments with remaining maturities of three months or less, the carrying amount, which is net of credit loss allowances, is generally considered a reasonable estimate of fair value.